Loans and Allowance for Loan Losses, Risk Category of Commercial Loans by Class of Loans (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Loans Receivable [Abstract]
Loans receivable	$ 848,664	$ 772,774
Commercial Real Estate [Member]
Loans Receivable [Abstract]
Loans receivable	253,449	222,136
Commercial Real Estate [Member] | Owner-occupied [Member]
Loans Receivable [Abstract]
Loans receivable	51,863	55,825
Commercial Real Estate [Member] | Nonowner-occupied [Member]
Loans Receivable [Abstract]
Loans receivable	164,523	131,398
Commercial Real Estate [Member] | Construction [Member]
Loans Receivable [Abstract]
Loans receivable	37,063	34,913
Commercial and Industrial [Member]
Loans Receivable [Abstract]
Loans receivable	157,692	100,023
Commercial [Member]
Loans Receivable [Abstract]
Loans receivable	411,141	322,159
Pass [Member] | Commercial Real Estate [Member] | Owner-occupied [Member]
Loans Receivable [Abstract]
Loans receivable	46,604	49,486
Pass [Member] | Commercial Real Estate [Member] | Nonowner-occupied [Member]
Loans Receivable [Abstract]
Loans receivable	160,324	123,847
Pass [Member] | Commercial Real Estate [Member] | Construction [Member]
Loans Receivable [Abstract]
Loans receivable	37,063	34,864
Pass [Member] | Commercial and Industrial [Member]
Loans Receivable [Abstract]
Loans receivable	150,786	89,749
Pass [Member] | Commercial [Member]
Loans Receivable [Abstract]
Loans receivable	394,777	297,946
Criticized [Member] | Commercial Real Estate [Member] | Owner-occupied [Member]
Loans Receivable [Abstract]
Loans receivable	669	2,889
Criticized [Member] | Commercial Real Estate [Member] | Nonowner-occupied [Member]
Loans Receivable [Abstract]
Loans receivable	3,629	0
Criticized [Member] | Commercial Real Estate [Member] | Construction [Member]
Loans Receivable [Abstract]
Loans receivable	0	0
Criticized [Member] | Commercial and Industrial [Member]
Loans Receivable [Abstract]
Loans receivable	2,064	298
Criticized [Member] | Commercial [Member]
Loans Receivable [Abstract]
Loans receivable	6,362	3,187
Classified [Member] | Commercial Real Estate [Member] | Owner-occupied [Member]
Loans Receivable [Abstract]
Loans receivable	4,590	3,450
Classified [Member] | Commercial Real Estate [Member] | Nonowner-occupied [Member]
Loans Receivable [Abstract]
Loans receivable	570	7,551
Classified [Member] | Commercial Real Estate [Member] | Construction [Member]
Loans Receivable [Abstract]
Loans receivable	0	49
Classified [Member] | Commercial and Industrial [Member]
Loans Receivable [Abstract]
Loans receivable	4,842	9,976
Classified [Member] | Commercial [Member]
Loans Receivable [Abstract]
Loans receivable	$ 10,002	$ 21,026